Inventories (Tables)	12 Months Ended
Sep. 01, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

As of	2016	2015
Finished goods	$899	$785
Work in process	1,761	1,315
Raw materials and supplies	229	240
	$2,889	$2,340